Document and Entity Information	Sep. 23, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2026
Entity File Number	001-13988
Entity Registrant Name	Covista Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3150143
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	651-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	CVSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000730464
Amendment Flag	false